PROPERTY AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,827,000	$ 2,731,000
Tangible Asset Impairment Charges, Total	896,000	268,000
Depreciation	393,000	662,000
Hardware Supplies [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,297,000
Prior Period Reclassification Adjustment	293,000
Impairment Charge on Reclassified Assets	896,000
Property, Plant and Equipment, Other, Gross	$ 2,193,000